Note 6 - Leases 1 (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Gain (Loss) On Early Termination Of Right-Of-Use Assets					$ 35
Operating Lease, Impairment Loss	$ 0	$ 47	$ 0	$ 47	$ 2,570	$ 0
Lessee, Operating Lease, Remaining Lease Term (Year)					3 years 8 months 12 days
Lessee, Operating Lease, Liability, to be Paid	$ 20,025		$ 20,025		$ 21,269
Office Facilities in Northern California [Member]
Lessee, Operating Lease, Liability, to be Paid					$ 360
Office Facilities in Northern California [Member] | Minimum [Member]
Lessee, Operating Lease, Renewal Term (Year)					2 years
Office Facilities in Northern California [Member] | Maximum [Member]
Lessee, Operating Lease, Renewal Term (Year)					5 years